Impairments - Loss Allowance (Details) kr in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025 SEK (kr) item	Dec. 31, 2024 SEK (kr)
Increase (decrease) in loss allowance
Number of scenarios prepared for each PD curve | item	3
Minimum
Increase (decrease) in loss allowance
Business cycle parameters for base scenario for PD segments	(0.5)
Weight of base scenario	60.00%
Weight of downturn scenario	20.00%
Weight of upturn scenario	0.00%
Maximum
Increase (decrease) in loss allowance
Business cycle parameters for base scenario for PD segments	1.5
Weight of base scenario	70.00%
Weight of downturn scenario	30.00%
Weight of upturn scenario	20.00%
Accumulated impairment
Increase (decrease) in loss allowance
Loans and off balance at beginning of period	kr (526)	kr (795)
Increases due to origination and acquisition	(21)	(20)
Net remeasurement of loss allowance	(77)	60
Transfer to stage 1	(1)	3
Transfer to stage 2	(6)	(189)
Transfer to stage 3		(95)
Decreases due to derecognition	73	155
Decrease in allowance account due to write-offs	93	393
Exchange-rate differences	40	(38)
Loans and off balance at end of period	(425)	(526)
12-month expected credit losses | Accumulated impairment
Increase (decrease) in loss allowance
Loans and off balance at beginning of period	(54)
Increases due to origination and acquisition	(21)
Net remeasurement of loss allowance	(15)
Transfer to stage 1	(1)
Transfer to stage 2	1
Decreases due to derecognition	7
Exchange-rate differences	3
Loans and off balance at end of period	(80)	(54)
Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated impairment
Increase (decrease) in loss allowance
Loans and off balance at beginning of period	(86)
Net remeasurement of loss allowance	2
Transfer to stage 1	0
Transfer to stage 2	(7)
Decreases due to derecognition	0
Exchange-rate differences	0
Loans and off balance at end of period	(91)	(86)
Lifetime expected credit losses | Financial instruments credit-impaired | Accumulated impairment
Increase (decrease) in loss allowance
Loans and off balance at beginning of period	(386)
Net remeasurement of loss allowance	(64)
Transfer to stage 2	0
Decreases due to derecognition	66
Decrease in allowance account due to write-offs	93
Exchange-rate differences	37
Loans and off balance at end of period	kr (254)	kr (386)